Expense Example	Oct. 31, 2026 USD ($)
Research Affiliates Deletions ETF | Research Affiliates Deletions ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	209
Expense Example, with Redemption, 10 Years	483
RACWI US ETF | RACWI US ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	36
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 180